ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2024
ASSETS AND LIABILITIES HELD FOR SALE
ASSETS AND LIABILITIES HELD FOR SALE

7.    ASSETS AND LIABILITIES HELD FOR SALE

During 2024, the Company committed to a plan to sell its Illinois operations. Accordingly, certain of the assets and liabilities held by the Company’s Illinois entity was presented as a disposal group held for sale on the consolidated balance sheet as of December 31, 2024. In accordance with ASC 205-20-50-1(a) the Company has retrospectively reflected the reclassification of assets and liabilities of this entity as held for sale on the balance sheet as of December 31, 2023 and excluded from the accompanying notes.

The planned disposal as of December 31, 2024 did not represent a strategic shift of the Company that had or will have a major effect on the Company’s operations and financial results. Accordingly, the operations were not segregated and were presented as continuing operations in the consolidated statements of operations for the years ended December 31, 2024 and 2023. The disposal group was stated at fair value less costs to sell and comprised the following assets and liabilities:

	As of
	December 31, 2024	December 31, 2023
Assets held for sale
Inventory and other current assets	$759	$838
Property, plant, and equipment, net	966	236
Intangible assets, net	5,375	14,243
Right-of-use assets, net	613	893
Long term deposits	57	—
Total assets held for sale	$7,770	$16,210

Liabilities held for sale
Trade payables	$1,182	$750
Lease liabilities	2,395	895
Income tax payable	2,068	2,123
Accrued liabilities	129	82
Total liabilities held for sale	$5,774	$3,850

During the year ended December 31, 2024, the Company recorded a loss on the impairment of the held for sale assets of $10,962, which is recorded as a part of impairment of goodwill and other assets on the consolidated statements of operations.